MORGAN STANLEY DEAN WITTER FUND OF FUNDS                TWO WORLD TRADE CENTER,
LETTER TO THE SHAREHOLDERS MARCH 31, 2001               NEW YORK, NEW YORK 10048

DEAR SHAREHOLDER:

This semiannual report to shareholders of Morgan Stanley Dean Witter Fund of Funds (Domestic Portfolio and International Portfolio) covers the six-month period ended March 31, 2001.

DOMESTIC PORTFOLIO

The U.S. equity markets first cracked under the pressure of interest-rate hikes in the first quarter of 2000, then continued deeper into negative territory throughout that year and into the first quarter of 2001. By March 2001, the Nasdaq, the Dow Jones Industrial Average and the S&P 500 had all crossed the threshold into bear-market territory. Poor performance was heavily concentrated in technology stocks as companies began to trim spending on information technology. By early 2001, the turmoil had spread to old-economy stalwarts as well, leaving very few places in the market to hide.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Fund of Funds Domestic Portfolio's Class A, B, C and D shares returned -14.15 percent, -14.49 percent, -14.49 percent and -14.06 percent, respectively. During the same period, the Standard & Poor's 500 Index(1) returned -18.74 percent, while the Lehman Brothers U.S. Government/Credit Index(2) returned
7.71 percent. The performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.
----------------

(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

(2) The Lehman Brothers U.S. Government/Credit Index tracks the performance of government and corporate obligations, including U.S. government agency and Treasury securities and corporate and Yankee bonds. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

In keeping with its investment strategy, the Domestic Portfolio continues to diversify its portfolio across a fairly large cross-section of Morgan Stanley Dean Witter funds. In the fourth quarter of 2000, the Portfolio underweighted its exposure to aggressive growth funds and remained invested in certain sector funds and value-style funds. The Fund also increased its cash allocation. Toward the end of the first quarter of 2001, as the U.S. markets showed some signs of bottoming out, the Portfolio dramatically upped its exposure to more-aggressive funds, including those with significant exposure to technology.

LOOKING AHEAD

We believe that the slowing economy may begin to rebound later in 2001, because we expect the Fed's aggressive easing to take hold gradually within the economy and promote stronger growth. In the months ahead, we anticipate maintaining the Portfolio's current asset mix, although the mix of funds held may change as conditions warrant. The Portfolio will attempt to manage volatility in particular markets and sectors by careful diversification across investment styles, market caps and asset classes.

INTERNATIONAL PORTFOLIO

Global equity markets suffered from a slowing world economy and the continued appreciation of the U.S. dollar during the period under review. After extraordinarily strong performance in 1999 and early 2000, most of the world's major indexes slid into bear-market territory in the latter half of 2000. Those indexes were hit doubly hard as most currencies continued to lose value against the dollar throughout the period under review.

PERFORMANCE AND PORTFOLIO STRATEGY

For the six-month period ended March 31, 2001, Morgan Stanley Dean Witter Fund of Funds International Portfolio's Class A, B, C and D shares returned -17.27 percent, -17.68 percent, -17.64 percent and -17.26 percent, respectively. During the same period, the Morgan Stanley Capital International Europe, Australia, Far East (MSCI EAFE) Index returned -16.05 percent.(3) The

----------------

(3) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
LETTER TO THE SHAREHOLDERS MARCH 31, 2001, CONTINUED

performance of the Portfolio's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

The Portfolio currently invests its assets among five Morgan Stanley Dean Witter international funds: European Growth Fund, International SmallCap Fund, Japan Fund, Pacific Growth Fund and Latin American Growth Fund. The Portfolio's return was hindered by its position in the Japan Fund, because Japanese equity markets slumped during the period. In addition, both the yen and the euro lost value against the dollar, diminishing U.S.-dollar returns even further.

LOOKING AHEAD

Over the next year, we expect the trends that have hurt international markets to reverse. We believe that currency movements and a global economic recovery should dramatically improve the international investment climate. After appreciating significantly, the dollar appears ready to weaken; should this happen, returns from abroad would improve when translated from local currencies. We also believe it likely that the global economy will begin to accelerate by the second half of 2001. In our view, a longer-term rebound could be concentrated in Asia, where capital investment and deregulation might potentially spur growth much as those forces did in the United States in the latter half of the 1990s.

We appreciate your ongoing support of Morgan Stanley Dean Witter Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                   MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                    PRESIDENT

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
FUND PERFORMANCE MARCH 31, 2001

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                  CLASS B SHARES**
   ----------------------------------------------------------     ---------------------------------------------------------------
   PERIOD ENDED 3/31/01                                           PERIOD ENDED 3/31/01
   ------------------------------                                 -----------------------------------
   1 Year                          (9.55)%(1)    (14.30)%(2)      1 Year                               (10.26)%(1)   (14.35)%(2)
   Since Inception (11/25/97)      7.13 %(1)     5.42 %(2)        Since Inception (11/25/97)           6.34 %(1)     5.85 %(2)

                      CLASS C SHARES+                                                  CLASS D SHARES++
   ------------------------------------------------------     -------------------------------------------------------------------
   PERIOD ENDED 3/31/01                                       PERIOD ENDED 3/31/01
   --------------------------                                 -----------------------------------
   1 Year                      (10.25)%(1)   (11.07)%(2)      1 Year                               (9.38)%(1)
   Since Inception (11/25/97)  6.48 %(1)     6.48 %(2)        Since Inception (11/25/97)           7.37 %(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS --
INTERNATIONAL
FUND PERFORMANCE MARCH 31, 2001

                                                    AVERAGE ANNUAL TOTAL RETURNS
   ------------------------------------------------------------------------------------------------------------------------------
                        CLASS A SHARES*                                                  CLASS B SHARES**
   ----------------------------------------------------------     ---------------------------------------------------------------
   PERIOD ENDED 3/31/01                                           PERIOD ENDED 3/31/01
   ------------------------------                                 -----------------------------------
   1 Year                          (26.13)%(1)   (30.01)%(2)      1 Year                               (26.81)%(1)   (30.42)%(2)
   Since Inception (11/25/97)      3.71 %(1)     2.05 %(2)        Since Inception (11/25/97)           2.91 %(1)     2.35 %(2)

                      CLASS C SHARES+                                                  CLASS D SHARES++
   ------------------------------------------------------     -------------------------------------------------------------------
   PERIOD ENDED 3/31/01                                       PERIOD ENDED 3/31/01
   --------------------------                                 -----------------------------------
   1 Year                      (26.75)%(1)   (27.48)%(2)      1 Year                               (26.03)%(1)
   Since Inception (11/25/97)  3.04 %(1)     3.04 %(2)        Since Inception (11/25/97)           3.92 %(1)

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST.
------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- DOMESTIC
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED)

NUMBER OF
 SHARES                                                                                                  VALUE
-----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (98.2%)
  38,108   Morgan Stanley Dean Witter Capital Growth Securities.....................................  $   442,825
 221,312   Morgan Stanley Dean Witter Convertible Securities Trust..................................    3,383,862
  30,549   Morgan Stanley Dean Witter Dividend Growth Securities Inc................................    1,530,542
 267,726   Morgan Stanley Dean Witter Financial Services Trust......................................    3,442,964
 114,888   Morgan Stanley Dean Witter Growth Fund...................................................    1,464,824
     516   Morgan Stanley Dean Witter High Yield Securities Inc.....................................        1,498
   1,372   Morgan Stanley Dean Witter Income Builder Fund...........................................       14,366
 210,671   Morgan Stanley Dean Witter Information Fund..............................................    3,130,577
 219,498   Morgan Stanley Dean Witter Market Leader Trust...........................................    3,487,825
  94,512   Morgan Stanley Dean Witter Mid-Cap Equity Trust..........................................    1,615,215
   3,209   Morgan Stanley Dean Witter Natural Resource Development Securities Inc...................       46,988
 314,586   Morgan Stanley Dean Witter Next Generation Trust.........................................    1,906,395
  83,115   Morgan Stanley Dean Witter Small Cap Growth Fund.........................................    1,726,312
 114,547   Morgan Stanley Dean Witter Special Value Fund............................................    1,555,560
  19,024   Morgan Stanley Dean Witter Total Return Trust............................................      313,139
     422   Morgan Stanley Dean Witter U.S. Government Securities Trust..............................        3,798
  77,089   Morgan Stanley Dean Witter Utilities Fund................................................    1,344,441
 342,422   Morgan Stanley Dean Witter Value Fund....................................................    3,920,739
 107,036   Morgan Stanley Dean Witter Value-Added Market Series/Equity Portfolio....................    3,231,433
                                                                                                      -----------

           TOTAL COMMON STOCKS
           (COST $35,780,469).......................................................................   32,563,303
                                                                                                      -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (1.8%)
           REPURCHASE AGREEMENT
 $   607   Joint repurchase agreement account 5.30% due 04/01/01 (dated 03/30/01; proceeds $607,268)
             (a)
             (COST $607,000)........................................................................      607,000
                                                                                                      -----------

TOTAL INVESTMENTS
(COST $36,387,469) (b).....................................................................  100.0%    33,170,303

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.0          4,792
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 33,175,095
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a)  Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,575,200 and the aggregate gross unrealized depreciation is $4,792,366, resulting in net unrealized depreciation of $3,217,166.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS -- INTERNATIONAL
PORTFOLIO OF INVESTMENTS MARCH 31, 2001 (UNAUDITED)

NUMBER OF
  SHARES                                                                                                VALUE
----------------------------------------------------------------------------------------------------------------
            COMMON STOCKS (97.5%)
3,326,778   Morgan Stanley Dean Witter European Growth Fund Inc....................................  $50,899,704
  177,087   Morgan Stanley Dean Witter International SmallCap Fund.................................    1,666,393
2,877,851   Morgan Stanley Dean Witter Japan Fund..................................................   21,209,768
  679,583   Morgan Stanley Dean Witter Latin American Growth Fund..................................    6,761,855
  398,772   Morgan Stanley Dean Witter Pacific Growth Fund Inc.....................................    4,414,408
                                                                                                     -----------

            TOTAL COMMON STOCKS
            (COST $114,340,021)....................................................................   84,952,128
                                                                                                     -----------

PRINCIPAL
AMOUNT IN
THOUSANDS
----------
            SHORT-TERM INVESTMENT (2.2%)
            REPURCHASE AGREEMENT
$   1,917   Joint repurchase agreement account 5.30% due 04/01/01 (dated 03/30/01; proceeds
              $1,917,847) (a)
              (COST $1,917,000)....................................................................    1,917,000
                                                                                                     -----------

TOTAL INVESTMENTS
(COST $116,257,021) (b)....................................................................   99.7%    86,869,128

OTHER ASSETS IN EXCESS OF LIABILITIES......................................................    0.3        219,259
                                                                                             -----   ------------

NET ASSETS.................................................................................  100.0%  $ 87,088,387
                                                                                             -----   ------------
                                                                                             -----   ------------

---------------------

(a)  Collateralized by Federal Agency and U.S. Treasury obligations.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross and net unrealized depreciation is $29,387,893.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001 (UNAUDITED)

                                                                                   DOMESTIC    INTERNATIONAL
------------------------------------------------------------------------------------------------------------
ASSETS:
Investments in securities, at value
  (cost $36,387,469 and $116,257,021, respectively).............................  $33,170,303  $ 86,869,128
Cash............................................................................       54,241           841
Receivable for shares of beneficial interest sold...............................      125,491       335,766
Receivable from affiliate.......................................................        8,865        11,227
Prepaid expenses and other assets...............................................       11,743        17,151
Deferred organizational expenses................................................        8,269         8,269
                                                                                  -----------  ------------
     TOTAL ASSETS...............................................................   33,378,912    87,242,382
                                                                                  -----------  ------------
LIABILITIES:
Payable for:
    Shares of beneficial interest repurchased...................................      147,491        83,421
    Plan of distribution fee....................................................       27,631        36,847
Organizational expenses.........................................................        8,269         8,269
Accrued expenses and other payables.............................................       20,426        26,612
                                                                                  -----------  ------------
     TOTAL LIABILITIES..........................................................      203,817       155,149
                                                                                  -----------  ------------
     NET ASSETS.................................................................  $33,175,095  $ 87,087,233
                                                                                  ===========  ============
COMPOSITION OF NET ASSETS:
Paid-in-capital.................................................................  $35,575,294  $112,599,964
Net unrealized depreciation.....................................................   (3,217,166)  (29,387,893)
Accumulated undistributed net investment income.................................      110,563        66,191
Accumulated undistributed net realized gain.....................................      706,404     3,808,971
                                                                                  -----------  ------------
     NET ASSETS.................................................................  $33,175,095  $ 87,087,233
                                                                                  ===========  ============
CLASS A SHARES:
Net Assets......................................................................     $990,601    $2,376,380
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................      102,721       231,756
     NET ASSET VALUE PER SHARE..................................................        $9.64        $10.25
                                                                                  ===========  ============
     MAXIMUM OFFERING PRICE PER SHARE,
     (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)............................       $10.17        $10.82
                                                                                  ===========  ============
CLASS B SHARES:
Net Assets......................................................................  $28,777,166   $37,970,301
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................    3,002,494     3,792,128
     NET ASSET VALUE PER SHARE..................................................        $9.58        $10.01
                                                                                  ===========  ============
CLASS C SHARES:
Net Assets......................................................................   $3,302,428    $3,571,088
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................      344,552       355,797
     NET ASSET VALUE PER SHARE..................................................        $9.58        $10.04
                                                                                  ===========  ============
CLASS D SHARES:
Net Assets......................................................................     $104,900   $43,169,464
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE).......................       10,865     4,191,285
     NET ASSET VALUE PER SHARE..................................................        $9.65        $10.30
                                                                                  ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2001 (UNAUDITED)

                                                                                   DOMESTIC    INTERNATIONAL
------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME:

INCOME
Dividends.......................................................................  $   177,428  $    747,814
Interest........................................................................       91,710        75,459
                                                                                  -----------  ------------

     TOTAL INCOME...............................................................      269,138       823,273
                                                                                  -----------  ------------

EXPENSES
Plan of distribution fee (Class A shares).......................................        1,666         1,091
Plan of distribution fee (Class B shares).......................................      144,655       205,946
Plan of distribution fee (Class C shares).......................................       12,251        20,042
Transfer agent fees and expenses................................................       16,913        53,235
Shareholder reports and notices.................................................       13,067        49,994
Professional fees...............................................................       14,058        14,030
Registration fees...............................................................        4,821        11,617
Custodian fees..................................................................        2,141         5,220
Organizational expenses.........................................................        2,487         2,487
Other...........................................................................        3,035         2,971
                                                                                  -----------  ------------

     TOTAL EXPENSES.............................................................      215,094       366,633

Less: amounts waived/reimbursed.................................................      (56,522)     (139,554)
                                                                                  -----------  ------------

     NET EXPENSES...............................................................      158,572       227,079
                                                                                  -----------  ------------

     NET INVESTMENT INCOME......................................................      110,566       596,194
                                                                                  -----------  ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain...............................................................      988,109     5,871,929
Net change in unrealized appreciation/depreciation..............................   (6,380,137)  (24,234,094)
                                                                                  -----------  ------------

     NET LOSS...................................................................   (5,392,028)  (18,362,165)
                                                                                  -----------  ------------

NET DECREASE....................................................................  $(5,281,462) $(17,765,971)
                                                                                  ===========  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                            DOMESTIC                                         INTERNATIONAL
        -------------------------------------------------  -------------------------------------------------
                 FOR THE SIX              FOR THE YEAR              FOR THE SIX              FOR THE YEAR
                MONTHS ENDED                 ENDED                 MONTHS ENDED                 ENDED
               MARCH 31, 2001          SEPTEMBER 30, 2000         MARCH 31, 2001          SEPTEMBER 30, 2000
------------------------------------------------------------------------------------------------------------
            (UNAUDITED)                                        (UNAUDITED)

INCREASE
(DECREASE)
IN NET
ASSETS:

OPERATIONS:
Net
investment
  income
 (loss)...          $   110,566           $   811,978              $    596,194              $  (115,608)
Net
realized
  gain
  (loss)...              988,109            1,967,906                 5,871,929               (1,058,292)
Net
change
  in
  unrealized
  appreciation/depreciation...           (6,380,137)      2,612,027          (24,234,094)     (5,520,627)
                 -----------              -----------              ------------              -----------

   NET
   INCREASE
   (DECREASE)...           (5,281,462)      5,391,911               (17,765,971)              (6,694,527)
                 -----------              -----------              ------------              -----------

DIVIDENDS
AND
DISTRIBUTIONS
TO
SHAREHOLDERS
FROM:
Net
investment
  income
    Class A
   shares...              (38,067)            (28,024)                  (12,655)                  (3,349)
    Class B
   shares...             (621,940)           (455,908)                 (183,441)                  (6,945)
    Class C
   shares...              (44,906)            (30,653)                  (17,723)                  (1,794)
    Class D
   shares...               (3,229)               (417)                 (316,184)                  (5,919)
Net
realized
  gain
    Class A
   shares...              (97,084)           (106,057)                  (21,594)                 (88,353)
    Class B
   shares...           (2,005,161)         (2,514,503)                 (425,187)                (722,204)
    Class C
   shares...             (138,738)           (134,131)                  (41,304)                 (53,378)
    Class D
   shares...               (7,754)             (1,443)                 (468,562)                (102,450)
                 -----------              -----------              ------------              -----------

 TOTAL
 DIVIDENDS
     AND
     DISTRIBUTIONS...           (2,956,879)     (3,271,136)           (1,486,650)               (984,392)
                 -----------              -----------              ------------              -----------
Net
increase
  from
  transactions
  in shares of
  beneficial
  interest...            8,955,130          1,853,886                11,386,068               93,937,521
                 -----------              -----------              ------------              -----------

   NET
   INCREASE
   (DECREASE)...              716,789       3,974,661                (7,866,553)              86,258,602

NET
ASSETS:
Beginning
  of
period...           32,458,306             28,483,645                94,953,786                8,695,184
                 -----------              -----------              ------------              -----------

   END
    OF
    PERIOD...          $33,175,095        $32,458,306              $ 87,087,233              $94,953,786
                 ===========              ===========              ============              ===========

UNDISTRIBUTED
  NET
  INVESTMENT
  INCOME...          $   110,563          $   708,139              $     66,191              $  --
                 ===========              ===========              ============              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Dean Witter Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

(2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. JOINT REPURCHASE AGREEMENT ACCOUNT -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements for cash, or U.S. Treasury or Federal Agency obligations.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

G. ORGANIZATIONAL EXPENSES -- The Investment Manager incurred the organizational expenses of the Fund in the amount of approximately $50,000 ($25,000 per Portfolio) which will be reimbursed for the full amount thereof, exclusive of amounts waived of $33,462 ($16,731 per Portfolio). Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and/or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for plan of distribution fees) until December 31, 2001. At March 31, 2001, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $3,909,803 and $2,639,979, respectively, at March 31, 2001.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2001, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.23% and 1.0%, and 0.08% and 1.0%, respectively.

The Distributor has informed Domestic and International that for the six months ended March 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares -- $25,086 and $46,840, respectively; and Class C shares -- $4,141 and $984, respectively; and received $6,911 and $4,184, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2001 aggregated $33,582,045 and $25,356,089, respectively, for Domestic and $20,565,308 and
$3,281,752, respectively, for International.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. FEDERAL INCOME TAX STATUS

As of September 30, 2000, Domestic and International had temporary book/tax differences attributable to capital loss deferrals on wash sales.

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED) CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transaction in shares of beneficial interest were as follows:

                                                            DOMESTIC                                INTERNATIONAL
                                     ------------------------------------------------------  ---------------------------
                                             FOR THE SIX                FOR THE YEAR                 FOR THE SIX
                                            MONTHS ENDED                    ENDED                   MONTHS ENDED
                                           MARCH 31, 2001            SEPTEMBER 30, 2000            MARCH 31, 2001
                                     ---------------------------  -------------------------  ---------------------------
                                             (UNAUDITED)                                             (UNAUDITED)
                                       SHARES         AMOUNT        SHARES        AMOUNT       SHARES         AMOUNT
                                     -----------  --------------  -----------  ------------  -----------  --------------
CLASS A
Sold...............................      50,515   $     550,762       42,018   $   489,776      903,629   $  10,553,563
Reinvestment of dividends
 and distributions.................      11,465         124,278       10,569       120,168        2,888          33,735
Redeemed...........................     (79,974)       (844,925)     (26,968)     (310,994)    (942,097)    (11,156,646)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase (decrease) -
 Class A...........................     (17,994)       (169,885)      25,619       298,950      (35,580)       (569,348)
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS B
Sold...............................     748,585       8,110,760      648,235     7,552,780    1,672,530      19,155,235
Reinvestment of dividends
 and distributions.................     217,488       2,346,690      218,230     2,476,913       47,793         547,232
Redeemed...........................    (323,904)     (3,453,589)    (775,429)   (8,965,556)  (1,469,353)    (16,840,289)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class B.............     642,169       7,003,861       91,036     1,064,137      250,970       2,862,178
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS C
Sold...............................     241,352       2,594,162       75,312       873,909      399,373       4,395,230
Reinvestment of dividends
 and distributions.................      14,751         159,162       13,457       152,870        4,682          53,753
Redeemed...........................     (70,565)       (725,183)     (48,211)     (555,144)    (391,482)     (4,295,421)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class C.............     185,538       2,028,141       40,558       471,635       12,573         153,562
                                     ----------   -------------   ----------   -----------   ----------   -------------

CLASS D
Sold...............................       6,833          82,031        1,528        17,304    1,106,814      12,941,052
Reinvestment of dividends
 and distributions.................       1,013          10,982          164         1,860       61,441         721,930
Redeemed...........................      --            --             --           --          (425,426)     (4,723,306)
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase - Class D.............       7,846          93,013        1,692        19,164      742,829       8,939,676
                                     ----------   -------------   ----------   -----------   ----------   -------------
Net increase in Fund...............     817,559   $   8,955,130      158,905   $ 1,853,886      970,792   $  11,386,068
                                     ==========   =============   ==========   ===========   ==========   =============

                                           INTERNATIONAL
                                     -------------------------
                                           FOR THE YEAR
                                               ENDED
                                        SEPTEMBER 30, 2000
                                     -------------------------

                                       SHARES        AMOUNT
                                     -----------  ------------
CLASS A
Sold...............................   3,095,873   $ 41,748,112
Reinvestment of dividends
 and distributions.................       6,664         91,630
Redeemed...........................  (2,919,531)   (39,511,352)
                                     ----------   ------------
Net increase (decrease) -
 Class A...........................     183,006      2,328,390
                                     ----------   ------------
CLASS B
Sold...............................   4,382,892     59,248,295
Reinvestment of dividends
 and distributions.................      49,809        675,406
Redeemed...........................  (1,418,103)   (19,045,315)
                                     ----------   ------------
Net increase - Class B.............   3,014,598     40,878,386
                                     ----------   ------------
CLASS C
Sold...............................     447,797      6,019,444
Reinvestment of dividends
 and distributions.................       3,771         51,282
Redeemed...........................    (143,358)    (1,897,302)
                                     ----------   ------------
Net increase - Class C.............     308,210      4,173,424
                                     ----------   ------------
CLASS D
Sold...............................   3,480,368     47,574,594
Reinvestment of dividends
 and distributions.................       5,418         74,762
Redeemed...........................     (81,491)    (1,092,035)
                                     ----------   ------------
Net increase - Class D.............   3,404,295     46,557,321
                                     ----------   ------------
Net increase in Fund...............   6,910,109   $ 93,937,521
                                     ==========   ============

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                           NET ASSET                                                                            TOTAL
                             VALUE        NET       NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING   INVESTMENT  AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     INCOME     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
DOMESTIC++
CLASS A
1998*                        $10.00      $0.21         $(0.44)       $(0.23)      $(0.05)        --            $(0.05)
1999                           9.72       0.46           1.93          2.39        (0.36)        $(0.21)        (0.57)
2000                          11.54       0.38           1.83          2.21        (0.29)         (1.09)        (1.38)
2001**                        12.37       0.08          (1.71)        (1.63)       (0.31)         (0.79)        (1.10)
CLASS B
1998*                         10.00       0.14          (0.42)        (0.28)       (0.05)        --             (0.05)
1999                           9.67       0.35           1.94          2.29        (0.29)         (0.21)        (0.50)
2000                          11.46       0.30           1.81          2.11        (0.20)         (1.09)        (1.29)
2001**                        12.28       0.03          (1.69)        (1.66)       (0.25)         (0.79)        (1.04)
CLASS C
1998*                         10.00       0.13          (0.41)        (0.28)       (0.05)        --             (0.05)
1999                           9.67       0.40           1.94          2.34        (0.28)         (0.21)        (0.49)
2000                          11.52       0.31           1.80          2.11        (0.25)         (1.09)        (1.34)
2001**                        12.29       0.04          (1.70)        (1.66)       (0.26)         (0.79)        (1.05)
CLASS D
1998*                         10.00       0.22          (0.43)        (0.21)       (0.05)        --             (0.05)
1999                           9.74       0.46           1.96          2.42        (0.39)         (0.21)        (0.60)
2000                          11.56       0.48           1.75          2.23        (0.31)         (1.09)        (1.40)
2001**                        12.39       0.11          (1.73)        (1.62)       (0.33)         (0.79)        (1.12)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
**   For the six months ended March 31, 2001 (unaudited).
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                              RATIOS TO AVERAGE NET ASSETS
                                                                          (AFTER EXPENSES WERE ASSUMED) (3)(4)
                               NET ASSET                    NET ASSETS    ------------------------------------
                                 VALUE                        END OF                                NET
                                END OF          TOTAL         PERIOD                            INVESTMENT
                                PERIOD         RETURN+       (000'S)         EXPENSES             INCOME
--------------------------------------------------------------------------------------------------------------
DOMESTIC++
CLASS A
1998*                         $     9.72         (2.33)%(1)  $ 1,359             0.22%(2)            2.21%(2)
1999                               11.54         25.00         1,097             0.23                3.92
2000                               12.37         20.16         1,493             0.24                3.35
2001**                              9.64        (14.15)(1)       991             0.23(2)             1.41(2)
CLASS B
1998*                               9.67         (2.83)(1)    24,338             0.92(2)             1.51(2)
1999                               11.46         23.96        26,007             1.00                3.15
2000                               12.28         19.29        28,974             1.00                2.59
2001**                              9.58        (14.49)(1)    28,777             1.00(2)             0.64(2)
CLASS C
1998*                               9.67         (2.83)(1)     1,702             0.92(2)             1.51(2)
1999                               11.52         24.55         1,364             0.54                3.61
2000                               12.29         19.23         1,954             1.00                2.59
2001**                              9.58        (14.49)(1)     3,302             1.00(2)             0.64(2)
CLASS D
1998*                               9.74         (2.13)(1)        12          --                     2.43(2)
1999                               11.56         25.28            15          --                     4.15
2000                               12.39         20.39            37          --                     3.59
2001**                              9.65        (14.06)(1)       105          --                     1.64(2)

                                RATIOS TO AVERAGE NET ASSETS
                           (BEFORE EXPENSES WERE ASSUMED) (3)(4)
                           --------------------------------------
                                                      NET            PORTFOLIO
                                                   INVESTMENT        TURNOVER
                               EXPENSES              INCOME            RATE
-------------------------  ---------------------------------------------------
DOMESTIC++
CLASS A
1998*                             1.15%(2)             1.28%(2)         227%(1)
1999                              0.67                 3.48             295
2000                              0.67                 2.92             434
2001**                            0.57(2)              1.07(2)           82(1)
CLASS B
1998*                             1.90(2)              0.53(2)          227(1)
1999                              1.44                 2.71             295
2000                              1.43                 2.16             434
2001**                            1.34(2)              0.30(2)           82(1)
CLASS C
1998*                             1.90(2)              0.53(2)          227(1)
1999                              0.98                 3.17             295
2000                              1.43                 2.16             434
2001**                            1.34(2)              0.30(2)           82(1)
CLASS D
1998*                             0.90(2)              1.53(2)          227(1)
1999                              0.44                 3.71             295
2000                              0.43                 3.16             434
2001**                            0.34(2)              1.30(2)           82(1)

MORGAN STANLEY DEAN WITTER FUND OF FUNDS
FINANCIAL HIGHLIGHTS, CONTINUED

                           NET ASSET      NET                                                                   TOTAL
                             VALUE     INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
       YEAR ENDED          BEGINNING     INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
      SEPTEMBER 30         OF PERIOD     (LOSS)     GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
-------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                        $10.00      $ 0.05        $(0.88)       $(0.83)      $(0.09)        --            $(0.09)
1999                           9.08        0.10          3.56          3.66       --             --            --
2000                          12.74        0.03          0.85          0.88        (0.04)        $(0.99)        (1.03)
2001**                        12.59        0.08         (2.23)        (2.15)       (0.07)         (0.12)        (0.19)
CLASS B
1998*                         10.00        0.03         (0.91)        (0.88)       (0.09)        --             (0.09)
1999                           9.03        0.02          3.51          3.53       --             --            --
2000                          12.56       (0.08)         0.86          0.78        (0.01)         (0.99)        (1.00)
2001**                        12.34        0.04         (2.20)        (2.16)       (0.05)         (0.12)        (0.17)
CLASS C
1998*                         10.00        0.04         (0.92)        (0.88)       (0.09)        --             (0.09)
1999                           9.03        0.07          3.51          3.58       --             --            --
2000                          12.61       (0.08)         0.86          0.78        (0.03)         (0.99)        (1.02)
2001**                        12.37        0.04         (2.20)        (2.16)       (0.05)         (0.12)        (0.17)
CLASS D
1998*                         10.00        0.14         (0.96)        (0.82)       (0.09)        --             (0.09)
1999                           9.09        0.23          3.46          3.69       --             --            --
2000                          12.78        0.04          0.89          0.93        (0.06)         (0.99)        (1.05)
2001**                        12.66        0.10         (2.26)        (2.16)       (0.08)         (0.12)        (0.20)

--------------------------------------------------------------------------------
 *   For the period November 25, 1997 (commencement of operations) through
     September 30, 1998.
**   For the six months ended March 31, 2001 (unaudited).
++   The per share amounts were computed using an average number of shares outstanding during the period.
 +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3)  Does not include any expenses incurred as a result of investment in the
     Underlying Funds.
(4)  Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                                          RATIOS TO AVERAGE NET ASSETS (AFTER
                                                                             EXPENSES WERE ASSUMED) (3)(4)
                                                                          ------------------------------------
                               NET ASSET                    NET ASSETS                              NET
                                 VALUE                        END OF                            INVESTMENT
                                END OF          TOTAL         PERIOD                              INCOME
                                PERIOD         RETURN+       (000'S)         EXPENSES             (LOSS)
--------------------------------------------------------------------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                         $     9.08         (8.36)%(1)  $   596            0.25%(2)            1.01%(2)
1999                               12.74         40.31         1,074            0.24                0.91
2000                               12.59          6.19         3,366            0.24                0.12
2001**                             10.25        (17.27)(1)     2,376            0.08(2)             1.69(2)
CLASS B
1998*                               9.03         (8.87)(1)     3,241            0.94(2)             0.32(2)
1999                               12.56         39.09         6,615            1.00                0.15
2000                               12.34          5.48        43,697            1.00               (0.64)
2001**                             10.01        (17.68)(1)    37,971            1.00(2)             0.77(2)
CLASS C
1998*                               9.03         (8.87)(1)       105            0.92(2)             0.34(2)
1999                               12.61         39.65           442            0.77                0.38
2000                               12.37          5.46         4,246            1.00               (0.64)
2001**                             10.04        (17.64)(1)     3,571            1.00(2)             0.77(2)
CLASS D
1998*                               9.09         (8.26)(1)        11          --                    1.26(2)
1999                               12.78         40.59           564          --                    1.15
2000                               12.66          6.56        43,645          --                    0.36
2001**                             10.30        (17.26)(1)    43,169          --                    1.77(2)

                           RATIOS TO AVERAGE NET ASSETS (BEFORE
                              EXPENSES WERE ASSUMED) (3)(4)
                           ------------------------------------
                                                     NET
                                                 INVESTMENT        PORTFOLIO
                                                   INCOME          TURNOVER
                              EXPENSES             (LOSS)            RATE
-------------------------  -------------------------------------------------
INTERNATIONAL++
CLASS A
1998*                            6.16%(2)           (4.90)%(2)        135%(1)
1999                             1.34               (0.19)            154
2000                             0.60               (0.24)             85
2001**                           0.38(2)             1.39(2)            4(1)
CLASS B
1998*                            6.91(2)            (5.65)(2)         135(1)
1999                             2.10               (0.95)            154
2000                             1.36               (1.00)             85
2001**                           1.30(2)             0.47(2)            4(1)
CLASS C
1998*                            6.91(2)            (5.65)(2)         135(1)
1999                             1.87               (0.72)            154
2000                             1.36               (1.00)             85
2001**                           1.30(2)             0.47(2)            4(1)
CLASS D
1998*                            5.91(2)            (4.65)(2)         135(1)
1999                             1.10                0.05             154
2000                             0.36                0.00              85
2001**                           0.30(2)             1.47(2)            4(1)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel N. Johnson
Michael E. Nugent
Philip J. Purcell
John L Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT

Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.

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MORGAN STANLEY
DEAN WITTER
FUND OF FUNDS



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SEMIANNUAL REPORT
MARCH 31, 2001